As filed with the Securities and Exchange Commission on March 27, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

SERIES PORTFOLIOS TRUST
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Highmore Managed Volatility Fund
SCHEDULE OF INVESTMENTS
January 31,2017 (Unaudited)

Contracts (100 shares per contract)		Value
PURCHASED PUT OPTIONS - 0.00%
	CBOE S&P 500 Index
10	Expiration: February 2017, Exercise Price: $2,200.00	$2,700
	TOTAL PURCHASED PUT OPTIONS (Cost $7,026)	2,700

Shares
SHORT-TERM INVESTMENTS - 53.53%
27,399,544	The Treasury Portfolio, Institutional Share Class, 0.40% (a)(b)	27,399,544
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,399,544)	27,399,544
	TOTAL INVESTMENTS (Cost $27,406,570) - 53.53%	27,402,244
	OTHER ASSETS IN EXCESS OF LIABILITIES - 46.47%	23,786,005
	TOTAL NET ASSETS - 100.00%	$51,188,249

(a)	The rate quoted is the annualized seven-day yield as of January 31, 2017.
(b)	All or a portion of the shares have been committed as collateral for written option contracts, forward currency exchange contracts, swap contacts, and open futures contracts.

The cost basis of long investments for federal income tax purposes at January 31, 2017 was as follows+:

Cost of long investments	$27,406,570
Long investment gross unrealized appreciation	$-
Long investment gross unrealized depreciation	(4,326)
Long investment net unrealized depreciation	$(4,326)

+ Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Valuation of Investments

The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  If the composite mean price is not available, models such as Black-Scholes can be used to value the options.  On the last trading day prior to expiration, expiring options may be priced at intrinsic value.  These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money markey funds), other than exchange-traded funds, are valued at their reported net asset value.

Forward currency contracts maturing in two or fewer days are valued at the spot rate.  Forward Currency contracts maturing in three or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC using an "interpolation" methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

 Future contracts are valued at the settlement price on the exchange on which they are principally traded.  The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day.  Future swap contract prices are determined by using the same methods used to price the underlying future.  These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of January 31, 2017:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Purchased Option Contracts	$2,700	$-	$-	$2,700
Short-Term Investments	27,399,544	-	-	27,399,544
Swap Contracts*	-	5,803	-	5,803
Total Investments	$27,402,244	$5,803	$-	$27,408,047

Liabilities
Written Option Contracts	$-	$925	$-	$925
Forward Currency Exchange Contracts*	-	35,244	-	35,244
Futures Contracts*	-	168,433	-	168,433
Total Investments	$-	$204,602	$-	$204,602

*	Forward currency exchange contracts, swap contracts, and futures contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended January 31, 2017, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$2,700	N/A	$-
Written Option Contracts	N/A	-	Schedule of Options Written	925
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	-	Schedule of Forward Currency Exchange Contracts	35,244
Swap Contracts	Schedule of Swap Contracts	5,803	Schedule of Swap Contracts	-
Futures Contracts	Schedule of Futures Contracts	-	Schedule of Futures Contracts	168,433
Total		$8,503		$204,602

Highmore Managed Volatility Fund
SCHEDULE OF WRITTEN OPTIONS
January 31,2017 (Unaudited)

Contracts (100 Shares per contract)		Value
PUT OPTIONS WRITTEN
	CBOE S&P 500 Index
10	Expiration: February 2017, Exercise Price: $2,100.00	$925
	TOTAL OPTIONS WRITTEN (Premiums received $1,987)	$925

Highmore Managed Volatility Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS*
January 31, 2017 (Unaudited)
							Unrealized
Settlement			USD Value at			USD Value at	Appreciation
Date	Currency to be Delivered		January 31, 2017	Currency to be Received		January 31, 2017	(Depreciation)**
3/2/2017	968,000	BRL	$305,012	302,500	USD	$302,500	$(2,512)
3/15/2017	608,000	AUD	460,650	458,843	USD	458,843	(1,807)
3/15/2017	189,000	CAD	145,306	142,304	USD	142,304	(3,002)
3/15/2017	330,000	CHF	334,274	330,666	USD	330,666	(3,608)
3/15/2017	35,921,000	CZK	1,438,890	1,428,540	USD	1,428,540	(10,350)
3/15/2017	1,030,000	EUR	1,113,892	1,107,117	USD	1,107,117	(6,775)
3/15/2017	7,597,000	ILS	2,017,421	2,000,084	USD	2,000,084	(17,337)
3/15/2017	537,000	NZD	393,494	385,318	USD	385,318	(8,176)
3/15/2017	224,190	USD	224,190	180,000	GBP	226,646	2,456
3/15/2017	260,813	USD	260,813	29,597,000	JPY	262,515	1,702
3/15/2017	200,957	USD	200,957	4,324,000	MXN	206,109	5,152
3/15/2017	452,033	USD	452,033	27,122,000	RUB	446,368	(5,665)
3/15/2017	1,139,594	USD	1,139,594	10,062,000	SEK	1,152,692	13,098
3/15/2017	297,018	USD	297,018	1,134,000	TRY	297,078	60
3/15/2017	300,336	USD	300,336	4,098,000	ZAR	301,856	1,520
			$9,083,880			$9,048,636	$(35,244)

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
CZK	- Czech Koruna
EUR	- Euro
GBP	- British Pound
ILS	- Israeli New Shekel
JPY	- Japanese Yen
MXN	- Mexican Peso
NZD	- New Zealand Dollar
RUB	- Russian Ruble
SEK	- Swedish Krona
TRY	- Turkish Lira
USD	- U.S. Dollar
ZAR	- South African Rand
*	State Street Global Markets is the counterparty for all open forward currency exchange contracts held by the Fund as of January 31, 2017.
**	Net unrealized appreciation (depreciation) is a receivable (payable).

Highmore Managed Volatility Fund
SCHEDULE OF SWAP CONTRACTS
January 31, 2017 (Unaudited)

Termination Date	Security	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*	Counterparty
LONG TOTAL RETURN SWAP CONTRACTS
3/9/2017	KOSPI 200 Future Contract	1	$115,825	$1,007	Morgan Stanley
3/17/2017	The Swiss Market Index (SMI) Future	3	249,113	4,796	Morgan Stanley
				$5,803

*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Highmore Managed Volatility Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
January 31, 2017 (Unaudited)

Expiration Date	Issue	Number of Contracts Purchased (Sold)	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG FUTURES CONTRACTS
3/15/2017	10 Year Australian Commonwealth Treasury Bonds	11	$1,070,296	$3,758
3/8/2017	10 Year Euro BTP Italian Government Bonds	4	565,272	(11,167)
3/22/2017	10 Year U.S. Treasury Notes	6	746,813	1,395
3/16/2017	ASX SPI 200 Index	2	210,645	(232)
2/15/2017	CBOE Volatility Index (VIX)	300	5,170,000	(151,263)
3/17/2017	Euro STOXX 50 Index	14	488,757	(3,612)
3/20/2017	FTSE 100 Index	8	709,061	(2,966)
3/16/2017	FTSE/JSE Top 40 Index	16	548,892	(42)
3/17/2017	FTSE/MIB Index	5	501,241	(19,224)
3/9/2017	Nikkei 225 Index	2	336,197	(95)
3/17/2017	Mexican Stock Exchange Price and Quotation Index (MEXBOL)	12	270,291	2,998

SHORT FUTURES CONTRACTS
3/22/2017	10 Year Canadian Government Bonds	(5)	(528,108)	258
3/10/2017	10 Year Euro Bund German Government Bonds	(9)	(1,575,182)	6,370
3/8/2017	10 Year Euro OAT French Government Bonds	(10)	(1,596,265)	18,794
3/29/2017	10 Year Gilt British Government Bonds	(11)	(1,714,119)	4,654
2/17/2017	CAC 40 Euro Index	(8)	(409,996)	4,730
3/17/2017	E-mini S&P 500 Index	(2)	(227,450)	(992)
3/17/2017	German Stock Index (DAX)	(2)	(624,224)	(2,472)
3/17/2017	NASDAQ 100 E-Mini Index	(1)	(102,255)	(1,032)
2/17/2017	OMX Stockholm 30 Index	(47)	(826,265)	(14,178)
2/23/2017	SGX Nifty 50 Index	(32)	(548,864)	(10,316)
3/16/2017	S&P/Toronto Stock Exchange 60 Index	(4)	(557,864)	6,201
				$(168,433)

*	Net unrealized appreciation (depreciation) is a receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title  /s/ John Hedrick
 John Hedrick, President

Date  March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/  John Hedrick
John Hedrick, President

Date  March 27, 2017

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  March 27, 2017

* Print the name and title of each signing officer under his or her signature.